Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000019283_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019283_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000019283_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019283_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019283_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019283_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019283_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019283_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019283_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019283_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019283_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019283_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000205069_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000205069_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,086
C000205069_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,804
C000205069_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,794
C000205069_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,436
C000205069_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000205069_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,064
C000205069_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,411
C000038101_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038101_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038101_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000038101_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000038101_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000038101_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000038101_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000038101_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000038101_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000038101_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000038101_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000038101_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000038102_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038102_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000038102_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000038102_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000038102_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000038102_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000038102_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000038102_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000038102_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000038102_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000038102_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000038100_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038100_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000038100_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000038100_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000038100_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000038100_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000038100_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000038100_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000038100_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000038100_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000038100_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000038098_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000038098_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038098_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000038098_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000038098_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000038098_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000038098_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000038098_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000038098_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000038098_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000038098_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000038098_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000182864_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Total Bond K6 Fund
C000182864_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182864_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,135
C000182864_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,068
C000182864_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,046
C000182864_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,905
C000182864_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,206
C000182864_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,854
C000182864_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,882
C000182864_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,779
C000182864_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000182864_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182864_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,154
C000182864_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,047
C000182864_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,070
C000182864_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,786
C000182864_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,776
C000182864_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,420
C000182864_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,296
C000182864_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,047
C000019272_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Total Bond Fund
C000019272_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019272_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,694
C000019272_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,915
C000019272_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,855
C000019272_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,903
C000019272_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,810
C000019272_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,116
C000019272_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,618
C000019272_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,661
C000019272_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,655
C000019272_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000019272_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019272_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019272_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019272_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019272_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019272_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019272_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019272_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019272_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019272_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019272_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019272_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000150510_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
C000150510_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000150510_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,714
C000150510_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,946
C000150510_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,884
C000150510_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,946
C000150510_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,870
C000150510_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,189
C000150510_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,702
C000150510_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,755
C000150510_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,755
C000150510_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,265
C000150510_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000150510_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000150510_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000150510_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000150510_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000150510_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000150510_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000150510_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000150510_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000150510_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000150510_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000150510_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000019276_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000019276_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000019276_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,244
C000019276_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,424
C000019276_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,324
C000019276_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,287
C000019276_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,113
C000019276_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,366
C000019276_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,929
C000019276_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,936
C000019276_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,821
C000019276_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,246
C000019276_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019276_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019276_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019276_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019276_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019276_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019276_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019276_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019276_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019276_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019276_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019276_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000019277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000019277_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,699
C000019277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,916
C000019277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,839
C000019277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,881
C000019277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,781
C000019277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,080
C000019277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,590
C000019277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,625
C000019277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,598
C000019277_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,083
C000019277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019277_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019277_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000019275_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000019275_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019275_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,590
C000019275_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,695
C000019275_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,524
C000019275_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,417
C000019275_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,157
C000019275_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,316
C000019275_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,796
C000019275_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,720
C000019275_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,587
C000019275_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,004
C000019275_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019275_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019275_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019275_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019275_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019275_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019275_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019275_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019275_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019275_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019275_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019275_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000019273_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000019273_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000019273_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,245
C000019273_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,426
C000019273_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,327
C000019273_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,290
C000019273_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,114
C000019273_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,367
C000019273_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,934
C000019273_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,941
C000019273_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,826
C000019273_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,251
C000019273_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019273_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019273_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019273_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019273_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019273_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019273_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019273_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019273_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019273_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019273_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019273_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000203458_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Government Bond Index Fund
C000203458_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203458_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,010
C000203458_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,052
C000203458_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,781
C000203458_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,563
C000203458_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,330
C000203458_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,128
C000203458_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,747
C000203458_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government Bond Index
C000203458_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203458_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,019
C000203458_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,052
C000203458_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,816
C000203458_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,578
C000203458_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,340
C000203458_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,133
C000203458_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,744
C000203458_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000203458_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203458_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,014
C000203458_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,033
C000203458_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,747
C000203458_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,737
C000203458_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,386
C000203458_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,262
C000203458_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,010
C000019284_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Intermediate Government Income Fund
C000019284_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019284_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,262
C000019284_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,270
C000019284_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,114
C000019284_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,852
C000019284_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,403
C000019284_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,280
C000019284_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,361
C000019284_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,286
C000019284_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,898
C000019284_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,309
C000019284_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Intermediate Government Bond Index
C000019284_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019284_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,303
C000019284_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,312
C000019284_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,183
C000019284_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,941
C000019284_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,535
C000019284_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,459
C000019284_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,596
C000019284_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,582
C000019284_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,244
C000019284_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,721
C000019284_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000019284_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019284_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000019284_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000019284_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000019284_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000019284_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000019284_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000019284_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000019284_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000019284_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000019284_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000019283_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Government Income Fund
C000019283_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019283_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,435
C000019283_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,391
C000019283_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,227
C000019283_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,181
C000019283_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,845
C000019283_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,661
C000019283_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,396
C000019283_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,142
C000019283_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,788
C000019283_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,037
C000019283_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000019283_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019283_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,474
C000019283_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,429
C000019283_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,298
C000019283_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,276
C000019283_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,989
C000019283_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,803
C000019283_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,570
C000019283_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,356
C000019283_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,019
C000019283_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,313
C000019283_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000019283_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019283_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,501
C000019283_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,413
C000019283_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,257
C000019283_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,314
C000019283_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,096
C000019283_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,852
C000019283_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,585
C000019283_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,373
C000019283_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,999
C000019283_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,267
C000205069_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205069_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,027
C000205069_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,702
C000205069_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,520
C000205069_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,283
C000205069_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,041
C000205069_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,689
C000205069_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,947
C000205069_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000205069_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,042
C000205069_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,740
C000205069_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,558
C000205069_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,350
C000205069_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,141
C000205069_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,790
C000205069_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,078
C000205069_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government Bond Index
C000205069_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205069_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,132
C000205069_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,902
C000205069_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,662
C000205069_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,415
C000205069_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,206
C000205069_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,822
C000205069_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,087
C000038101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000038101_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000038101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,977
C000038101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,904
C000038101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,718
C000038101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,601
C000038101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,195
C000038101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,980
C000038101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,771
C000038101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,493
C000038101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,076
C000038101_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,277
C000038101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038101_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,474
C000038101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,429
C000038101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,298
C000038101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,276
C000038101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,989
C000038101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,803
C000038101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,570
C000038101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,356
C000038101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,019
C000038101_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,313
C000038101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038101_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,501
C000038101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,413
C000038101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,257
C000038101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,314
C000038101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,096
C000038101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,852
C000038101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,585
C000038101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,373
C000038101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,999
C000038101_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,267
C000038102_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000038102_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,419
C000038102_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,371
C000038102_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,204
C000038102_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,161
C000038102_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,818
C000038102_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,631
C000038102_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,368
C000038102_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,100
C000038102_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,748
C000038102_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,992
C000038102_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038102_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,474
C000038102_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,429
C000038102_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,298
C000038102_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,276
C000038102_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,989
C000038102_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,803
C000038102_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,570
C000038102_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,356
C000038102_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,019
C000038102_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,313
C000038102_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038102_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038102_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,501
C000038102_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,413
C000038102_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,257
C000038102_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,314
C000038102_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,096
C000038102_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,852
C000038102_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,585
C000038102_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,373
C000038102_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,999
C000038102_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,267
C000038100_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000038100_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,312
C000038100_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,158
C000038100_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,889
C000038100_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,704
C000038100_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,213
C000038100_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,920
C000038100_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,634
C000038100_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,295
C000038100_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,863
C000038100_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,057
C000038100_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038100_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,474
C000038100_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,429
C000038100_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,298
C000038100_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,276
C000038100_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,989
C000038100_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,803
C000038100_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,570
C000038100_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,356
C000038100_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,019
C000038100_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,313
C000038100_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038100_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038100_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,501
C000038100_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,413
C000038100_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,257
C000038100_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,314
C000038100_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,096
C000038100_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,852
C000038100_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,585
C000038100_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,373
C000038100_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,999
C000038100_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,267
C000038098_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000038098_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000038098_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,976
C000038098_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,903
C000038098_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,716
C000038098_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,597
C000038098_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,190
C000038098_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,984
C000038098_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,764
C000038098_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,484
C000038098_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,064
C000038098_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,262
C000038098_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038098_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038098_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,474
C000038098_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,429
C000038098_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,298
C000038098_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,276
C000038098_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,989
C000038098_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,803
C000038098_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,570
C000038098_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,356
C000038098_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,019
C000038098_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,313
C000038098_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Government Bond Index
C000038098_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000038098_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,501
C000038098_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,413
C000038098_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,257
C000038098_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,314
C000038098_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,096
C000038098_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,852
C000038098_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,585
C000038098_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,373
C000038098_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,999
C000038098_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,267
C000227903_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Environmental Bond Fund
C000227903_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227903_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,116
C000227903_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,841
C000227903_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,748
C000227903_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,411
C000227903_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227903_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227903_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227903_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227903_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227903_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227903_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227903_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227903_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227903_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227903_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227903_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227906_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000227906_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227906_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,118
C000227906_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,851
C000227906_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,766
C000227906_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,438
C000227906_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227906_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227906_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227906_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227906_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227906_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227906_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227906_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227906_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227906_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227906_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227906_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227901_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000227901_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,600
C000227901_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,706
C000227901_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,466
C000227901_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,357
C000227901_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,970
C000227901_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227901_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227901_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227901_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227901_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227901_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227901_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227901_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227901_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227901_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227901_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227901_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227904_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000227904_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227904_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,116
C000227904_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,844
C000227904_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,740
C000227904_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,407
C000227904_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227904_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227904_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227904_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227904_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227904_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227904_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227904_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227904_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227904_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227904_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227904_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227905_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000227905_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227905_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,090
C000227905_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,736
C000227905_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,560
C000227905_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,129
C000227905_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227905_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227905_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227905_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227905_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227905_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227905_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227905_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227905_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227905_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227905_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227905_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,499
C000227902_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000227902_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,600
C000227902_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,706
C000227902_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,465
C000227902_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,355
C000227902_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,966
C000227902_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227902_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227902_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,120
C000227902_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,921
C000227902_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,966
C000227902_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,691
C000227902_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227902_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227902_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,126
C000227902_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,960
C000227902_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,853
C000227902_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 9,499